UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09473

        Nuveen Insured New York Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Dividend Advantage Municipal Fund (NKO)
	June 30, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.7% (1.8% of Total Investments)
$ 1,805	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/11 at 101.00	BBB	$1,583,166
	5.250%, 6/01/25
1,000	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	827,760
	5.750%, 6/01/33
760	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	610,196
	Series 2002, 5.375%, 5/15/33

3,565	Total Consumer Staples			3,021,122

	Education and Civic Organizations – 20.2% (13.3% of Total Investments)
4,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	A	3,998,320
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,280	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/09 at 100.50	AA–	1,284,467
	Series 1998, 5.000%, 7/01/21 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AA–	1,059,470
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
140	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	AA–	132,873
	Facilities, Series 2004A, 5.000%, 7/01/29 – MBIA Insured
920	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	AA–	894,875
	Facilities, Series 2006A, 5.000%, 7/01/31 – MBIA Insured
240	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	A	234,691
	5.000%, 7/01/37 – FGIC Insured
3,250	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	No Opt. Call	AA–	3,793,530
	1998A, 6.000%, 7/01/18 – MBIA Insured
510	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	520,037
	University, Tender Option Bond Trust 3127, 12.711%, 7/01/40 – AMBAC Insured (IF)
300	New York City Industrial Development Agency, New York, Payment in Lieu of Taxes Revenue Bonds,	1/19 at 100.00	AAA	329,208
	Queens Baseball Stadium Project, Series 2009, 6.125%, 1/01/29 – AGC Insured
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/36 – AMBAC Insured	1/17 at 100.00	BBB	843,680
1,060	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BBB	847,650
885	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AAA	995,103
	Pilot, Series 2009A, 7.000%, 3/01/49 – AGC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
395	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	332,250
2,210	5.000%, 3/01/36 – MBIA Insured	9/16 at 100.00	A	1,863,494
1,920	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	1,378,042
4,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Museum of Modern Art,	7/12 at 100.00	Aa2	3,869,360
	Series 2001D, 5.125%, 7/01/31 – AMBAC Insured
330	New York State Dormitory Authority, Revenue Bonds, New York University, Series 2007, 5.000%,	7/17 at 100.00	Aa3	331,079
	7/01/32 – AMBAC Insured

23,440	Total Education and Civic Organizations			22,708,129

	Health Care – 24.5% (16.1% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New	8/09 at 100.50	BBB	1,904,240
	York and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 – AMBAC Insured
1,400	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	BBB	1,420,468
	Barnabas Hospital, Series 2002A, 5.125%, 2/01/22 – AMBAC Insured
785	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	796,469
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured

9,800	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, New York	8/09 at 101.00	BBB	9,902,799
	Hospital Medical Center of Queens, Series 1999, 5.600%, 2/15/39 – AMBAC Insured
1,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,511,565
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
2,050	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services	7/09 at 101.00	A	1,998,935
	of Long Island Obligated Group – St. Francis Hospital, Series 1999A, 5.500%, 7/01/22 –
	MBIA Insured
395	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	374,081
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
170	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health Services of Long	7/09 at 101.00	A	159,844
	Island Obligated Group – St. Charles Hospital and Rehabilitation Center, Series 1999A, 5.500%,
	7/01/22 – MBIA Insured
585	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	605,861
	2007B, 5.250%, 7/01/27 – AGC Insured
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AA	1,764,192
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
910	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	961,333
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
600	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	545,382
	Hospital, Series 2003B, 5.500%, 7/01/23
700	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	688,723
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
690	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	722,968
	2002A, 5.500%, 2/15/17 – FSA Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
1,500	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	A+	1,522,830
1,000	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	A1	1,012,560
	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Huntington Hospital,
	Series 2002C:
725	6.000%, 11/01/22	11/12 at 100.00	Baa1	712,545
1,045	5.875%, 11/01/32	11/12 at 100.00	Baa1	925,933

27,580	Total Health Care			27,530,728

	Housing/Multifamily – 3.8% (2.5% of Total Investments)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,
	Series 2002A:
2,725	5.375%, 11/01/23 (Alternative Minimum Tax)	5/12 at 100.00	AA	2,737,944
1,375	5.500%, 11/01/34 (Alternative Minimum Tax)	5/12 at 100.00	AA	1,315,201
180	New York City, New York, Multifamily Housing Revenue Bonds, Seaview Towers, Series 2006A,	1/17 at 100.00	AAA	153,484
	4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)

4,280	Total Housing/Multifamily			4,206,629

	Industrials – 0.8% (0.6% of Total Investments)
1,225	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	950,894
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)

	Long-Term Care – 2.7% (1.8% of Total Investments)
525	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	A–	505,895
	Westchester Project, Series 2006, 5.200%, 2/15/41
	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Willow Towers
	Inc., Series 2002:
1,000	5.250%, 2/01/22	8/12 at 101.00	AAA	1,035,500
1,500	5.400%, 2/01/34	8/12 at 101.00	AAA	1,516,785

3,025	Total Long-Term Care			3,058,180

	Tax Obligation/General – 14.4% (9.4% of Total Investments)
	Buffalo, New York, General Obligation Bonds, Series 2002B:
1,490	5.375%, 11/15/18 – MBIA Insured	11/12 at 100.00	A	1,544,713
2,375	5.375%, 11/15/20 – MBIA Insured	11/12 at 100.00	A	2,439,339
1,240	Canandaigua City School District, Ontario County, New York, General Obligation Refunding	4/12 at 101.00	Aa3	1,349,963
	Bonds, Series 2002A, 5.375%, 4/01/17 – FSA Insured
4,760	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	4,083,985
	2/15/47 – FGIC Insured

3,000	New York City, New York, General Obligation Bonds, Fiscal Series 2001H, 5.250%, 3/15/16 –	3/11 at 101.00	AA	3,155,820
	FGIC Insured
80	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 –	3/12 at 100.00	AAA	80,926
	FSA Insured
525	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	566,234
	FSA Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
1,700	5.000%, 11/01/19 – FSA Insured (UB)	11/14 at 100.00	AAA	1,766,623
1,100	5.000%, 11/01/20 – FSA Insured (UB)	11/14 at 100.00	AAA	1,135,618

16,270	Total Tax Obligation/General			16,123,221

	Tax Obligation/Limited – 41.5% (27.2% of Total Investments)
230	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds,	7/10 at 100.00	A	231,157
	Vanderheyden Hall Inc., Issue 2, Series 1998F, 5.250%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	2,987,850
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
160	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	167,469
	2005F, 5.000%, 3/15/21 – FSA Insured
400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/12 at 100.00	AAA	417,476
	City School District, Series 2003, 5.750%, 5/01/20 – FSA Insured
	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo
	City School District, Series 2008A:
590	5.750%, 5/01/27 – FSA Insured (UB)	5/18 at 100.00	AAA	613,134
190	5.750%, 5/01/28 – FSA Insured (UB)	5/18 at 100.00	AAA	196,091
2,485	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	2,562,184
	City School District, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
2,290	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AAA	2,331,609
	5.250%, 11/15/25 – FSA Insured
4,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AA–	4,008,840
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
1,000	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series	11/13 at 100.00	AAA	1,034,370
	2003A, 5.000%, 11/15/18 – AMBAC Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
3,400	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	3,531,240
1,040	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	1,076,057
300	5.000%, 10/15/29 – AMBAC Insured	10/14 at 100.00	AAA	306,264
2,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	2,479,075
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/11 at 101.00	AAA	5,421,250
	Series 2002B, 5.250%, 5/01/16 – MBIA Insured
890	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	943,106
	Series 2003C, 5.250%, 8/01/21 – AMBAC Insured
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	527,605
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
	New York Convention Center Development Corporation, Hotel Fee Revenue Bonds, Tender Option
	Bond Trust 3126:
165	13.354%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AAA	175,808
150	12.203%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AAA	150,875
350	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%,	7/15 at 100.00	AAA	349,556
	1/01/30 – FSA Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
2,625	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	2,938,898
500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	520,455
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
1,900	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	1,921,546
1,000	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	1,005,750
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	762,285
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21

8,600	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series 1995,	No Opt. Call	AAA	9,831,520
	5.700%, 4/01/20 – FSA Insured (UB)

44,015	Total Tax Obligation/Limited			46,491,470

	Transportation – 14.7% (9.6% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,
	Series 2002A:
2,000	5.125%, 11/15/22 – FGIC Insured	11/12 at 100.00	A	2,014,840
4,000	5.000%, 11/15/25 – FGIC Insured	11/12 at 100.00	A	4,015,760
865	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	A+	902,567
	AMBAC Insured
315	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	A+	322,894
	FGIC Insured
85	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/09 at 101.00	AA–	77,398
	International Airport, Series 1999A, 5.625%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty	5/18 at 100.00	AA–	1,911,520
	Second Series 2007, 5.000%, 11/01/28 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
500	5.000%, 12/01/19 – FSA Insured	6/15 at 101.00	AAA	533,605
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,018,280
345	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	347,453
390	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	402,659
	Eighth Series 2008, Trust 2920, 18.167%, 8/15/32 – FSA Insured (IF)
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	8/09 at 100.50	AA–	4,046,200
	Twenty-Fourth Series 2001, 5.000%, 8/01/11 – FGIC Insured (Alternative Minimum Tax)
780	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	Aa3	879,278
	Refunding Bonds, Series 2002E, 5.500%, 11/15/20 – MBIA Insured

16,280	Total Transportation			16,472,454

	U.S. Guaranteed – 7.7% (5.0% of Total Investments) (4)
220	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	223,522
	Services Facilities, Series 1999D, 5.250%, 2/15/29 (Pre-refunded 8/15/09) – FSA Insured
135	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	158,998
	County Issue, Series 1986, 7.375%, 7/01/16 (ETM)
110	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	123,545
	Series 2003C, 5.250%, 8/01/21 (Pre-refunded 8/01/12) – AMBAC Insured
3,170	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25	3/12 at 100.00	AAA	3,503,294
	(Pre-refunded 3/15/12) – FSA Insured
460	New York State Housing Finance Agency, Construction Fund Bonds, State University, Series	No Opt. Call	AAA	493,451
	1986A, 8.000%, 5/01/11 (ETM)
2,575	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	2,753,551
	5.500%, 10/01/40 (Pre-refunded 10/01/10)
1,265	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2002-1, 5.500%, 7/15/24	7/12 at 100.00	AAA	1,381,102
	(Pre-refunded 7/15/12)

7,935	Total U.S. Guaranteed			8,637,463

	Utilities – 12.8% (8.4% of Total Investments)
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	5,027,200
	5.000%, 9/01/27 – FSA Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,709,809
1,300	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A	1,304,472
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	238,028
	5.000%, 12/01/35 – CIFG Insured
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Refunding	11/09 at 101.00	A–	5,011,800
	Bonds, Niagara Mohawk Power Corporation, Series 1998A, 5.150%, 11/01/25 – AMBAC Insured
1,090	Westchester County Industrial Development Agency, Westchester County, New York, Resource	No Opt. Call	BBB	1,089,978
	Recovery Revenue Bonds, RESCO Company, Series 1996, 5.500%, 7/01/09 (Alternative
	Minimum Tax)

14,340	Total Utilities			14,381,287

	Water and Sewer – 3.1% (2.0% of Total Investments)
1,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	1,136,626
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
2,295	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AA+	2,337,251
	6/01/28 – MBIA Insured

3,435	Total Water and Sewer			3,473,877

$ 165,390	Total Long-Term Municipal Bonds (cost $167,273,377) – 148.9% (97.7% of Total Investments)			167,055,454

	Short Term Investments – 3.5% (2.3% of Total Investments)
$ 3,888	State Street Bank Euro Dollar Time Deposit, 0.010%, 7/01/09	N/A	N/A	3,888,273

	Total Short-Term Investments (cost $3,888,273)			3,888,273

	Total Investments (cost $171,161,650) – 152.4%			170,943,727

	Floating Rate Obligations – (10.4)%			(11,620,000)

	Variable Rate Demand Preferred Shares, at Liquidation Value – (44.6)% (5)			(50,000,000)

	Other Assets Less Liabilities – 2.6%			2,815,193

	Net Assets Applicable to Common Shares – 100%			$112,138,920

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2009:

	Level 1	Level 2	Level 3	Total

Investments:
Municipal Bonds	$ —	$167,055,454	$ —	$167,055,454
Short-Term Investments	3,888,273	—	—	3,888,273

Total	$3,888,273	$167,055,454	$ —	$170,943,727

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At June 30, 2009, the cost of investments was $159,199,939.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2009, were as follows:

Gross unrealized:
Appreciation	$ 3,055,777
Depreciation	(2,918,725)

Net unrealized appreciation (depreciation) of investments	$ 137,052

At least 80% of the Fund’s net assets (including net assets attributable to Variable Rate Demand Preferred shares) are invested in municipal securities that guarantee the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds whose insurer has experienced downgrades as of the end of the reporting period. Subsequent to the reporting period, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.2%.
N/A	Not applicable.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         August 28, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        August 28, 2009